Recoverable Taxes - Summary of Other Tax Assets (Detail) - Boa Vista Servicos S A [member] - BRL (R$) R$ in Thousands	Aug. 07, 2023	Dec. 31, 2022
Recoverable Taxes [Line Items]
Social integration program	R$ 284	R$ 272
Withholding tax	18,912	14,931
Other	367	1,144
Total	19,563	16,347
Current	19,310	15,936
Non-current	R$ 253	R$ 411